Contract assets and liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Contract assets
Beginning balance	$ 735	$ 724
Revenue recognized from contract liabilities included in contract assets at the beginning of the year	102	84
Increase in contract liabilities included in contract assets during the year	(108)	(88)
Increase in contract assets from revenue recognized during the year	789	713
Contract assets transferred to trade receivables	(635)	(613)
Acquisitions	1
Contract terminations transferred to trade receivables	(62)	(60)
Other	(63)	(25)
Ending balance	759	735
Contract liabilities
Opening balance	1,088	1,085
Revenue recognized included in contract liabilities at the beginning of the year	(834)	(812)
Increase in contract liabilities during the year	895	863
Contract assets transferred to trade receivables	20	8
Acquisitions	13
Contract terminations transferred to trade receivables	2	(1)
Other	(60)	(55)
Ending balance	1,124	1,088
Contract assets | Allowance for doubtful accounts
Contract liabilities
Financial assets	$ 18	$ 18	$ 19